Financial Obligations	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
(16)	Financial Obligations

In July 2011, the Company sold certain newly purchased equipment (“leased assets”) with carrying amount of RMB 91,959 to a third party (the “purchaser-lessor”) for cash consideration of RMB 90,000 and simultaneously entered into a five-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over five years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 1,959, which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets.

In 2012, the Company sold certain solar power generation equipment with carrying amount of RMB 102,971 to a related party controlled by Yingli Group for cash consideration of RMB 99,000 and simultaneously entered into a eighteen-year contract to lease back the assets from the related party. The remaining useful lives of leased equipment were approximately 25 years.  Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over eighteen years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 3,971, which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets.

In August 2013, the Company sold certain machinery and equipment with carrying amount of RMB 99,321 to a related party controlled by Yingli Group for cash consideration of RMB100,000 and simultaneously entered into an eight-year contract to lease back the assets from the related party. The remaining useful lives of leased machinery and equipment were approximately 8-10 years. Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over eight years and is entitled to obtain the ownership of these machinery and equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a profit of approximately RMB 679, which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets.

In June 2014, the Company sold certain machinery and equipment with carrying amount of RMB 109,193 to a related party controlled by Yingli Group for cash consideration of RMB 83,000 and simultaneously entered into a five-year contract to lease back the assets from the related party. The remaining useful lives of leased machinery and equipment were approximately 2-7 years. Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over five years and is entitled to obtain the ownership of these machinery and equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 26,193, which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets. In 2015, due to lower-than-expected-utilization of the Company’s property, plant and equipment as discussed in note (5), impairment of RMB 11,657 was allocated against the equipment under this sales-leaseback transaction and all unamortized deferred expenses with total amount of RMB18,786 was recognized immediately in the consolidated statements of comprehensive loss.

In November 2012, Lixian Yingli leased certain machinery and equipment from a related party controlled by Yingli Group. Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over eight years and is entitled to obtain the ownership of these machinery and equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. As of December 31, 2015, the carrying amount of the machinery and equipment related to this capital lease contract is RMB 46,871, and the payable related to this contract is RMB 86,338.

In March 2015, Yingli Beijing sold a distributed PV generation project with carrying amount of RMB 19,804 (US$ 3,507) to a third party for cash consideration of RMB 29,096 (US$ 4,492) and simultaneously entered into a 6 years contract to lease back the assets from the third party by a subsidiary of Yingli Beijing. Pursuant to the terms of the contract, the Company is required to pay to the third party quarterly lease payments over 6 years and is entitled to obtain the ownership of the project at a nominal price upon the expiration of the lease. As Yingli Beijing will continue involvement in the operation of this PV projects, the transaction was a failed sales-leaseback, therefore, it is accounted for as a financing transaction.

Prior to the termination of construction contract with Yingli PV Group as discussed in note (2(b)) “Principles of Consolidation”, in April 2015, one of the Company’s VIE entities, Hanneng Guangping PV Power Development Co., Ltd. (“Hanneng Guangping”), entered into a 10-year lease agreement with an entity unrelated to the Company ( “the lessor”) that, Hanneng Guangping, as a leasee, would lease PV modules and PV equipment with RMB 220,891 (US$ 34,100) and RMB 117,590 (US$ 18,153), respectively. The PV modules of RMB 220,891 (US$ 34,100) were sold from Yingli China to the lessor before they were leased to Hanneng Guangping. The PV modules and PV equipment leased to Hanneng Guangping would be used in the construction of a project asset owned by Hanneng Guangping. As Hanneng Guangping would continue involvement in the construction and operation of this PV projects, the transaction was a failed sales-leaseback, therefore, it is accounted for as a financing transaction. The liability related to this financing lease was derecognized upon the termination of above mentioned construction contract with Yingli PV Group.

As of December 31, 2014 and 2015, the gross amount of the equipment and related depreciation and impairment charge recorded under capital and financing lease were as follows:

	Year ended December 31,
	2014	2015
	RMB	RMB	US$

Equipment	505,927	538,417	83,117
Less: accumulated depreciation	(89,076)	(159,612)	(24,640)
Impairment on equipment	—	(90,860)	(14,026)
Net Value	416,851	287,945	44,451

As of December 31, 2015, future minimum payments required under non-cancellable capital and financing lease are:

	RMB	US$
Year ended December 31,
2016	101,888	15,729
2017	67,412	10,407
2018	65,814	10,160
2019	54,496	8,413
2020	42,418	6,548
Thereafter	77,109	11,903
Total minimum lease payments	409,137	63,160
Less: Amount representing interest	78,153	12,065
Present value of net minimum lease payments	330,984	51,095
Current portion	74,893	11,561
Non-current portion	256,091	39,534